Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities (Detail)	12 Months Ended
	Dec. 31, 2017 MBoe MMcf MBbls	Dec. 31, 2016 MBoe MMcf MBbls	Dec. 31, 2015 MBoe MMcf MBbls
Reserve Quantities [Line Items]
Balance, beginning | MBoe	13,057	2,484	419
Purchase of reserves | MBoe	53,986	111	160
Extensions and discoveries | MBoe	173,238	11,124	1,995
Revisions of previous estimates | MBoe	(369)	1,687	128
Production | MBoe	(8,603)	(2,350)	(217)
Balance, ending | MBoe	231,309	13,057	2,484
Oil price
Reserve Quantities [Line Items]
Balance, beginning	2,900	387	81
Purchase of reserves	9,843	22	45
Extensions and discoveries	30,554	2,632	279
Revisions of previous estimates	(3,583)	598	79
Production	(2,294)	(740)	(97)
Balance, ending	37,420	2,900	387
Natural gas price
Reserve Quantities [Line Items]
Balance, beginning | MMcf	39,831	8,517	1,798
Purchase of reserves | MMcf	163,638	333	608
Extensions and discoveries | MMcf	486,510	33,218	6,504
Revisions of previous estimates | MMcf	20,844	4,145	41
Production | MMcf	(24,953)	(6,382)	(434)
Balance, ending | MMcf	685,869	39,831	8,517
NGL price
Reserve Quantities [Line Items]
Balance, beginning	3,519	678	38
Purchase of reserves	16,870	33	14
Extensions and discoveries	61,599	2,956	632
Revisions of previous estimates	(260)	398	42
Production	(2,150)	(546)	(48)
Balance, ending	79,578	3,519	678